Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment item ¥ / $ shares	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2024 USD ($) item ¥ / $	Dec. 31, 2023 USD ($) item	Nov. 16, 2023 USD ($)	Sep. 15, 2022 USD ($)	Nov. 20, 2018 USD ($)
Summary Of significant accounting policies
Foreign currency exchange rate | ¥ / $	7.2993				7.2993
Finite lived intangible asset residual value | ¥	¥ 0
Impairment of long-lived assets other than goodwill | ¥	¥ 0		¥ 0	¥ 22,400
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Impairment charge of goodwill | ¥	¥ 0		¥ 0	¥ 0
Impairment of long-term investments | ¥	¥ 0		8,505	6,726
Value added tax percentage	6.00%	6.00%
Share repurchased cash consideration | ¥	¥ 3,410		3,709	1,689
Revenue Recognized	65,853	$ 9,022	66,828
Contract liabilities	87,070		82,799		$ 11,929
Unsatisfied performance obligation	41,114		44,752		5,633
Advertising expenses	7,323	1,003	7,035	6,460
Disposal loss of long-term investment | ¥			10,754
Employee defined contribution plan expense incurred	¥ 7,911	$ 1,084	11,820	16,379
Depreciation of the US$ against RMB, percent	2.81%	2.81%
Number of operating segment | segment	1	1
Labor and related expense	¥ 130,552	$ 17,886	145,650	¥ 185,192
Accumulated deficit	¥ (995,715)		¥ (988,669)		$ (136,412)
Number of reportable segment | segment	1	1
Supplier Concentration Risk | Number of Suppliers [Member] | Three Suppliers [Member]
Summary Of significant accounting policies
Concentration risk, percentage	48.15%	48.15%	27.80%	50.20%
Number of suppliers | item	3		3	3	3	3
Geographic Concentration Risk [Member] | Cash, Geographic Area [Member] | CHINA
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 92,866		¥ 96,896		$ 12,723
Geographic Concentration Risk [Member] | Cash, Geographic Area [Member] | Outside China
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 26,681				$ 3,655	$ 2,551
Maximum | Product Concentration Risk | Number of Suppliers [Member]
Summary Of significant accounting policies
Concentration risk, percentage	50.00%	50.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Summary Of significant accounting policies
Remaining performance obligations as revenues (in years)	2 years				2 years
American Depositary Shares | 2018 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	46,030	46,030
Share repurchased cash consideration | $		$ 5,909
American Depositary Shares | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	88,235	88,235		13,673
Share repurchased cash consideration | $		$ 656
American Depositary Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	144,591	144,591
Share repurchased cash consideration | $		$ 599
American Depositary Shares | Maximum
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $									$ 10,000
American Depositary Shares | Maximum | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $								$ 5,000
American Depositary Shares | Maximum | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $							$ 5,000
American Depositary Shares | Maximum | 2025 Repurchase Plan
Summary Of significant accounting policies
Share repurchase plan, authorized amount | $							$ 5,000
Class A Common Shares
Summary Of significant accounting policies
Number of shares represented three ADSs	40	40
Class A Common Shares | 2018 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	613,737	613,737
Class A Common Shares | 2022 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	1,176,467	1,176,467		182,313
Class A Common Shares | 2023 Repurchase Plan
Summary Of significant accounting policies
Share repurchased under repurchase plan	1,927,880	1,927,880
Number of shares represented three ADSs	40	40